Long term loan, Summary (Details)			12 Months Ended
	Feb. 18, 2022 USD ($)	Sep. 24, 2019 USD ($)	Dec. 31, 2021 USD ($) Event	Dec. 31, 2020 USD ($) Event	Dec. 31, 2019 USD ($)	Sep. 23, 2019 USD ($)
Long term loan [Abstract]
Borrowings			$ 94,931,000	$ 88,741,000
Draw down amount			$ 0	$ 0	$ 31,176,000
Number of events of default or breaches occurred | Event			0	0
Prepayment of the existing Term Loan			$ 116,629,000	$ 0	$ 21,990,000
Term Loan [Member]
Long term loan [Abstract]
Debt instrument, term			5 years
Maturity date			September 24, 2024
Debt issuance costs incurred		$ 870,000
Number of events of default or breaches occurred | Event			0	0
Term Loan [Member] | Aegerion [Member]
Long term loan [Abstract]
Borrowings		81,021,000
Draw down amount		$ 26,552,000
Annual interest rate		11.00%
Equivalent rate paid in cash		6.50%
Additional rate paid in kind		6.50%
Term Loan [Member] | Aegerion [Member] | Bottom of Range [Member]
Long term loan [Abstract]
Repayment rate		5.00%
Term Loan [Member] | Aegerion [Member] | Top of Range [Member]
Long term loan [Abstract]
Repayment rate		0.00%
Term Loan [Member] | Subsequent Events [Member]
Long term loan [Abstract]
Borrowings	$ 125,000,000
Prepayment of the existing Term Loan	$ 105,000,000
Refinancing [Member] | Aegerion [Member]
Long term loan [Abstract]
Borrowings						$ 54,469,000